Exhibit 99.24

Investor Loan Number	Lender	Borrower	Checklist	Category	Sub Category	Checklist Group	Completion Type	Item	Condition	Condition Added Date	Condition Cleared Date	Comment	Risk	Pool Number	Exception Category
xxxx	AmWest - Lender		AUDIT	Borrower and Mortgage Eligibility	Mortgage/Program Eligibility	Credit	PRE_PURCHASE	There were no findings on the file.	Data discrepancies exist on document(s) provided. Please see comments section for further details.	12/22/2021		There were no findings on the file.	A	12202021	Borrower and Mortgage Eligibility